Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Defined benefit plans	€ 71	€ 43	€ 47
Defined contribution plans	317	365	376
Post-employment benefits costs	388	408	423
- included in income from operations
Post-employment benefits [Line Items]
Defined benefit plans	54	23	25
Defined contribution plans	317	365	376
- included in financial expense
Post-employment benefits [Line Items]
Defined benefit plans	17	20	21
- included in Discontinued operations
Post-employment benefits [Line Items]
Defined benefit plans	0	0	0
Defined contribution plans	€ 0	€ 0	€ 0